GENERAL AND ADMINISTRATIVE EXPENSE	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

(US$ Millions) Years ended Dec. 31,	2022	2021	2020
Employee compensation and benefits	$376	$360	$385
Management fees	281	241	116
Transaction costs	26	48	24
Professional fees	92	97	98
Facilities and technology fees	43	47	54
Other	112	131	139
Total general and administrative expense	$930	$924	$816